Schedule of Warrants Activity Reclassified into Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Jul. 07, 2020	Sep. 30, 2021	Dec. 31, 2020
Warrants Outstanding, End of year		44,901,366
Weighted Average Exercise Price, End of year		$ 0.6025
Warrants Outstanding, End of year, value		$ 12,402
Warrant liability reclassified to equity			16,368,033
Weighted Average Exercise Price, Warrant liability reclassified to equity			$ 0.8556
Warrant liability reclassified to equity, value			$ 7,377
Warrants issued as equity (July 2020)			28,533,333
Weighted Average Exercise Price, Warrants issued as equity (July 2020)			$ 0.4574
Warrants issued as equity (July 2020), value			$ 5,025
Warrants granted		1,651,034
Weighted Average Exercise Price, Warrants granted		$ 1.8125
Warrants granted, value		$ 1,897
Warrants exercised		(35,011,187)
Weighted Average Exercise Price, Warrants exercised		$ 0.5725
Warrants exercised, value		$ (9,728)
Allocation of transaction costs to share capital, value	$ 1,420	$ 533
Warrants Outstanding, End of year		11,541,213	44,901,366
Weighted Average Exercise Price, End of year		$ 0.8668	$ 0.6025
Warrants Outstanding, End of year, value		$ 5,103	$ 12,402